AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
ON DECEMBER 22, 2009

REGISTRATION NOS. 333-124214
                              811-21757

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
----------------------

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933 [X]

POST-EFFECTIVE AMENDMENT NO.  42

AND/OR

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940 [X]

POST-EFFECTIVE AMENDMENT NO.  38

----------------------

THE AMERICAN INDEPENDENCE FUNDS TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
REGISTRANT'S TELEPHONE NUMBER,
INCLUDING AREA CODE: (646) 747-3477

ERIC RUBIN, PRESIDENT

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC
335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017

COPIES TO:

JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[X] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

[ ] ON (DATE) PURSUANT TO PARAGRAPH (b)(1)

[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

[ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(1)

[ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)

[ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[X]   THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.